Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
10. Earnings per share
Earnings per share
	2020	2019	2018
	£m	£m	£m
Profit attributable to ordinary equity holders of the parent	1,526	2,461	1,597

	2020	2019	2018
	million	million	million
Basic weighted average number of shares in issue	17,300	17,200	17,075
Number of potential ordinary shares	368	282	308
Diluted weighted average number of shares	17,668	17,482	17,383

	Basic earnings per share			Diluted earnings per share
	2020	2019	2018	2020	2019	2018
	p	p	p	p	p	p
Earnings per ordinary share	8.8	14.3	9.4	8.6	14.1	9.2